UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

Smith Barney Allocation Series Inc.

Select High Growth Portfolio

Select Growth Portfolio

Select Balanced Portfolio

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY ALLOCATION SERIES INC. - SELECT HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)	October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.8%
148,015	Smith Barney Aggressive Growth Fund Inc.	$13,312,466
538,508	Smith Barney Funds, Inc. - Large Cap Value Fund	8,099,157
641,234	Smith Barney Income Funds - Smith Barney High Income Fund	4,507,875
880,034	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	10,586,811
627,737	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	6,045,107
313,344	Smith Barney Investment Series - SB Growth and Income Fund	4,527,822
761,085	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	15,579,417
278,216	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	5,859,237
1,341,583	Smith Barney Small Cap Core Fund, Inc.	20,767,709
626,213	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	8,372,474

	TOTAL UNDERLYING FUNDS - 99.8% (Cost - $94,202,713)	97,658,075

FACE AMOUNT	DESCRIPTION	VALUE
REPURCHASE AGREEMENT - 0.3%
$241,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $241,037; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $245,820) (Cost - $241,000)	241,000

	TOTAL INVESTMENTS - 100.1% (Cost - $94,443,713*)	97,899,075
	Liabilities in Excess of Other Assets - ( 0.1%)	(63,009)

	TOTAL NET ASSETS - 100.0%	$97,836,066

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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SMITH BARNEY ALLOCATION SERIES INC. - SELECT GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.8%
99,613	Smith Barney Aggressive Growth Fund Inc.	$8,959,207
1,623,960	Smith Barney Funds, Inc. - Large Cap Value Fund	24,424,364
2,268,428	Smith Barney Income Funds - Smith Barney High Income Fund	15,947,052
699,058	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	6,941,644
800,722	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	9,632,680
1,100,940	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	14,367,272
938,388	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	9,036,680
843,739	Smith Barney Investment Series - SB Growth and Income Fund	12,192,024
1,184,517	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	24,247,061
452,827	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	9,536,545
673,375	Smith Barney Small Cap Core Fund, Inc.	10,423,850
844,056	Smith Barney World Funds, Inc.- International All Cap Growth Portfolio	11,285,028

	TOTAL UNDERLYING FUNDS - (Cost-$162,004,770)	156,993,407

FACE AMOUNT	DESCRIPTION	VALUE
REPURCHASE AGREEMENT - 0.3%
$475,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $475,073; (Fully Collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $484,500)(Cost - $475,000)	475,000

	TOTAL INVESTMENTS - 100.1% (Cost - $162,479,770*)	157,468,407
	Liabilities in Excess of Other Assets - (0.1%)	(119,528)

	TOTAL NET ASSETS - 100.0%	$157,348,879

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

2

SMITH BARNEY ALLOCATION SERIES INC. - SELECT BALANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.7%
2,404,190	Smith Barney Appreciation Fund Inc.	$33,923,127
2,341,696	Smith Barney Fundamental Value Fund Inc.	33,509,670
799,580	Smith Barney Funds, Inc. - Large Cap Value Fund	12,025,689
2,509,508	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	10,590,125
1,584,968	Smith Barney Income Funds - SB Convertible Fund	27,134,657
5,448,094	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	37,537,369
2,504,570	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	24,870,375
2,344,541	Smith Barney Investment Series - SB Growth and Income Fund	33,878,610
564,481	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	11,554,924
2,071,130	Smith Barney Managed Governments Fund Inc.	26,303,348
981,457	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	13,122,075

	TOTAL UNDERLYING FUNDS (Cost - $256,794,073)	264,449,969

FACE AMOUNT	DESCRIPTION	VALUE
REPURCHASE AGREEMENT - 0.4%
$886,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $886,136; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $903,721) (Cost - $886,000)	886,000

	TOTAL INVESTMENTS - 100.1% (Cost - $257,680,073*)	265,335,969
	Liabilities in Excess of Other Assets - (0.1)%	(180,094)

	TOTAL NET ASSETS - 100.0%	$265,155,875

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios (“Fund(s)”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Company and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select High Growth Portfolio	$15,609,776	$(12,154,414)	$3,455,362
Select Growth Portfolio	16,436,731	(21,448,094)	(5,011,363)
Select Balanced Portfolio	15,168,453	(7,512,557)	7,655,896

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date December 27, 2004

By	/s/ Robert J. Brault
Robert J. Brault Chief Financial Officer

Date December 27, 2004